GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income / (Loss)	$ (32,796)	$ 7,338	$ (156,148)	$ 3,268	$ (22,758)	$ 11,857
Negative working capital	4,646,305		4,646,305		4,642,205
Accumulated deficit	(9,754,967)		(9,754,967)		(9,598,819)	(9,576,061)
Net income (loss)	$ 32,796	$ (7,338)	$ 156,148	$ (3,268)	$ 22,758	$ (11,857)